BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 80,905	$ 7,696
GST receivables	9,330	2,448
Royalty receivables	39,578	19,619
Prepaid expenses	10,697	4,106
Total current assets	140,510	33,870
Reclamation deposits	95,968	101,139
Total assets	236,478	135,009
Current liabilities
Accounts payable and accrued liabilities	34,264	42,503
Accounts payable and accrued liabilities - related party	15,956	22,115
Notes payable, net of debt discount	8,584	33,503
Derivative liabilities	14,690	210,929
Total current liabilities	73,494	309,050
Deferred revenue - royalty agreement (Note 9)	300,000	300,000
Asset retirement obligation	71,975	214,960
Total long-term liabilities	371,975	514,960
Total liabilities	445,469	824,010
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2022 and 2021, respectively	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	5,000
Accumulated deficit	(23,214,872)	(23,692,529)
Accumulated other comprehensive income	(403,202)	(405,555)
Total stockholders' equity (deficit)	(208,991)	(689,001)
Total liabilities and stockholders' equity (deficit)	$ 236,478	$ 135,009